SCHEDULE OF INVESTMENTS
Thornburg Limited Term U.S. Government Fund	December 31, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	U.S. Treasury Securities — 14.8%
	United States Treasury Notes,
	0.625% due 5/15/2030 - 8/15/2030	$28,900,000	$ 28,218,937
	1.50% due 10/31/2024 - 2/15/2030	10,885,000	11,467,403
	United States Treasury Notes Inflationary Index,
	0.125% due 1/15/2030 - 7/15/2030	11,852,249	13,239,340
	0.25% due 7/15/2029	1,282,617	1,452,072
	Total U.S. Treasury Securities (Cost $53,872,408)		54,377,752
	U.S. Government Agencies — 7.9%
[a]	Durrah MSN 35603 (Guaranty: Export-Import Bank of the United States), 1.684% due 1/22/2025	543,577	554,685
	HNA Group LLC (Guaranty: Export-Import Bank of the United States), Series 2015, 2.291% due 6/30/2027	1,757,330	1,857,788
[a]	MSN 41079 and 41084 Ltd. (Guaranty: Export-Import Bank of the United States), 1.717% due 7/13/2024	528,463	539,902
	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States),
[a,b]	0.587% (LIBOR 3 Month + 0.35%) due 4/15/2025	1,575,000	1,590,214
[a]	1.70% due 12/20/2022	1,045,000	1,051,145
[a]	2.46% due 12/15/2025	1,250,000	1,245,562
	Reliance Industries Ltd. (Guaranty: Export-Import Bank of the United States),
[a]	2.06% due 1/15/2026	1,925,000	1,993,915
[a]	2.512% due 1/15/2026	2,901,250	3,018,519
	Small Business Administration Participation Certificates,
	Series 2001-20D Class 1, 6.35% due 4/1/2021	29,857	30,059
	Series 2001-20F Class 1, 6.44% due 6/1/2021	24,266	24,624
	Series 2002-20A Class 1, 6.14% due 1/1/2022	44,877	45,534
	Series 2002-20K Class 1, 5.08% due 11/1/2022	47,428	48,733
	Series 2005-20H Class 1, 5.11% due 8/1/2025	77,635	82,195
	Series 2007-20D Class 1, 5.32% due 4/1/2027	182,469	197,886
	Series 2007-20F Class 1, 5.71% due 6/1/2027	106,521	116,953
	Series 2007-20I Class 1, 5.56% due 9/1/2027	407,087	444,797
	Series 2007-20K Class 1, 5.51% due 11/1/2027	237,195	259,808
	Series 2008-20G Class 1, 5.87% due 7/1/2028	703,954	783,296
	Series 2011-20G Class 1, 3.74% due 7/1/2031	1,043,627	1,115,226
	Series 2011-20K Class 1, 2.87% due 11/1/2031	1,305,579	1,386,655
	Series 2014-20H Class 1, 2.88% due 8/1/2034	872,603	925,984
	Series 2015-20B Class 1, 2.46% due 2/1/2035	718,011	755,009
	Series 2015-20G Class 1, 2.88% due 7/1/2035	1,537,386	1,645,896
	Series 2015-20I Class 1, 2.82% due 9/1/2035	1,582,018	1,690,315
	Series 2017-20I Class 1, 2.59% due 9/1/2037	2,988,410	3,205,368
	Series 2017-20K Class 1, 2.79% due 11/1/2037	1,304,083	1,413,102
	Ulani MSN 35940 LLC (Guaranty: Export-Import Bank of the United States), 2.227% due 5/16/2025	1,875,000	1,882,369
[a,b]	Washington Aircraft 2 Co. Ltd. (Guaranty: Export-Import Bank of the United States), 0.681% (LIBOR 3 Month + 0.43%) due 6/26/2024	1,361,476	1,362,688
	Total U.S. Government Agencies (Cost $28,087,641)		29,268,227
	Mortgage Backed — 68.4%
	Federal Home Loan Mtg Corp., Pool J21208, 2.50% due 11/1/2027	1,808,310	1,891,958
	Federal Home Loan Mtg Corp., CMO,
	Series K035 Class A1, 2.615% due 3/25/2023	805,424	815,571
[b]	Series K035 Class A2, 3.458% due 8/25/2023	3,000,000	3,220,531
	Series K037 Class A1, 2.592% due 4/25/2023	669,749	682,626
	Series K038 Class A1, 2.604% due 10/25/2023	1,636,032	1,664,728
	Series K042 Class A1, 2.267% due 6/25/2024	2,052,225	2,106,591
[b]	Series K047 Class A2, 3.329% due 5/25/2025	1,250,000	1,388,177
[b]	Series K061 Class A2, 3.347% due 11/25/2026	290,000	330,187
[b]	Series K069 Class A2, 3.187% due 9/25/2027	180,000	206,222
	Series K072 Class A2, 3.444% due 12/25/2027	120,000	139,642
	Series K095 Class A2, 2.785% due 6/25/2029	577,000	652,370
	Series K718 Class A2, 2.791% due 1/25/2022	1,500,000	1,518,877
	Series K729 Class A2, 3.136% due 10/25/2024	3,500,000	3,805,643
	Series K730 Class A1, 3.452% due 9/25/2024	223,000	229,810
[b]	Series K730 Class A2, 3.59% due 1/25/2025	190,000	210,943
	Series KS03 Class A2, 2.79% due 6/25/2022	2,500,000	2,562,426
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 1351 Class TE, 7.00% due 8/15/2022	21,234	22,060

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	December 31, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Series 3291 Class BY, 4.50% due 3/15/2022	$ 9,909	$ 10,031
	Series 3704 Class DC, 4.00% due 11/15/2036	187,771	193,868
	Series 3867 Class VA, 4.50% due 3/15/2024	873,059	919,650
	Series 3922 Class PQ, 2.00% due 4/15/2041	327,830	332,349
	Series 4050 Class MV, 3.50% due 8/15/2023	957,271	990,103
	Series 4072 Class VA, 3.50% due 10/15/2023	810,286	813,429
	Series 4097 Class TE, 1.75% due 5/15/2039	405,829	407,683
[b]	Series 4105 Class FG, 0.559% (LIBOR 1 Month + 0.40%) due 9/15/2042	943,667	949,885
	Series 4120 Class TC, 1.50% due 10/15/2027	967,092	980,899
	Series 4120 Class UE, 2.00% due 10/15/2027	1,047,126	1,077,132
[b]	Federal Home Loan Mtg Corp., Multi-Family Structured Pass Through, Series KF15 Class A, 0.823% (LIBOR 1 Month + 0.67%) due 2/25/2023	461,070	460,693
	Federal Home Loan Mtg Corp., REMIC,
	Pool D98887, 3.50% due 1/1/2032	487,993	523,650
	Pool E09025, 2.50% due 3/1/2028	94,339	98,715
	Pool G13804, 5.00% due 3/1/2025	122,414	128,726
	Pool G15227, 3.50% due 12/1/2029	1,461,655	1,571,386
	Pool G16710, 3.00% due 11/1/2030	2,062,079	2,183,170
	Pool G18435, 2.50% due 5/1/2027	975,961	1,021,107
	Pool G18446, 2.50% due 10/1/2027	1,791,746	1,874,628
	Pool J11371, 4.50% due 12/1/2024	119,694	125,063
	Pool J20795, 2.50% due 10/1/2027	2,310,486	2,417,363
	Pool J37586, 3.50% due 9/1/2032	274,535	300,141
	Pool T61943, 3.50% due 8/1/2045	280,899	292,702
	Pool T65457, 3.00% due 1/1/2048	1,312,845	1,363,922
	Federal Home Loan Mtg Corp., REMIC, UMBS Collateral,
	Pool SB8010, 2.50% due 10/1/2034	1,485,607	1,550,095
	Pool SB8030, 2.00% due 12/1/2034	1,854,085	1,938,785
	Pool ZS7299, 3.00% due 10/1/2030	1,084,273	1,160,370
	Pool ZS7942, 3.00% due 2/1/2033	3,472,405	3,757,038
	Pool ZT1958, 3.00% due 5/1/2034	4,835,937	5,236,813
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[b]	Series 2017-3 Class HA, 3.25% due 7/25/2056	1,612,220	1,708,308
[b]	Series 2017-4 Class HT, 3.25% due 6/25/2057	4,334,847	4,723,355
[b]	Series 2018-1 Class HA, 3.00% due 5/25/2057	2,048,942	2,155,376
[b]	Series 2018-2 Class HA, 3.00% due 11/25/2057	1,199,358	1,256,778
	Series 2018-3 Class HA, 3.00% due 8/25/2057	1,469,452	1,542,290
	Series 2018-3 Class MA, 3.50% due 8/25/2057	1,957,388	2,119,635
	Series 2018-4 Class HA, 3.00% due 3/25/2058	1,776,409	1,866,553
	Series 2018-4 Class MA, 3.50% due 3/25/2058	1,437,231	1,559,544
	Series 2019-1 Class MA, 3.50% due 7/25/2058	4,074,374	4,426,429
	Series 2019-2 Class MA, 3.50% due 8/25/2058	3,314,025	3,610,326
	Series 2019-3 Class MA, 3.50% due 10/25/2058	1,541,074	1,676,804
	Series 2019-4 Class MA, 3.00% due 2/25/2059	1,935,855	2,064,257
	Series 2020-1 Class MA, 2.50% due 8/25/2059	3,086,490	3,250,393
	Series 2020-2 Class A1D, 1.75% due 9/25/2030	3,392,480	3,485,456
	Series 2020-2 Class MA, 2.00% due 11/25/2059	2,278,576	2,345,543
	Series 2020-3 Class MA, 2.00% due 5/25/2060	965,355	1,001,252
	Series 2020-3 Class MT, 2.00% due 5/25/2060	974,017	1,002,865
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RC1280, 3.00% due 3/1/2035	1,011,856	1,085,525
	Pool RC1535, 2.00% due 8/1/2035	3,226,845	3,383,757
	Pool RD5043, 2.00% due 12/1/2030	3,653,150	3,826,760
	Pool SB8068, 1.50% due 10/1/2035	4,137,085	4,258,559
	Pool ZS4730, 3.50% due 8/1/2047	2,209,668	2,341,522
	Pool ZS8034, 3.00% due 6/1/2033	2,583,210	2,797,346
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
	Series 2015-SC02 Class 2A, 3.50% due 9/25/2045	596,011	611,838
	Series 2016-SC01 Class 2A, 3.50% due 7/25/2046	727,425	746,618
	Series 2016-SC02 Class 2A, 3.50% due 10/25/2046	514,764	528,454
	Series 2017-SC01 Class 1A, 3.00% due 12/25/2046	1,045,527	1,063,916
	Series 2017-SC02 Class 1A, 3.00% due 5/25/2047	754,598	761,782
	Series 2017-SC02 Class 2A, 3.50% due 5/25/2047	508,543	521,620
	Series 2017-SC02 Class 2A1, 3.50% due 5/25/2047	5,925	5,917
	Federal National Mtg Assoc.,
[b]	Pool 895572, 2.844% (LIBOR 12 Month + 1.82%) due 6/1/2036	109,825	114,420

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	December 31, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Pool BF0130, 3.50% due 8/1/2056	$ 521,303	$ 576,955
	Pool BF0144, 3.50% due 10/1/2056	720,515	799,363
	Federal National Mtg Assoc., CMO,
[b]	Series 2015-SB5 Class A10, 3.15% due 9/25/2035	594,155	617,798
[b]	Series 2018-SB47 Class A5H, 2.92% due 1/25/2038	1,107,984	1,155,546
	Federal National Mtg Assoc., CMO REMIC,
	Series 1993-32 Class H, 6.00% due 3/25/2023	3,353	3,509
[b]	Series 2009-17 Class AH, 0.564% due 3/25/2039	297,109	283,923
	Series 2009-52 Class AJ, 4.00% due 7/25/2024	2,140	2,192
	Series 2011-70 Class CA, 3.00% due 8/25/2026	1,499,125	1,554,431
	Series 2012-36 Class CV, 4.00% due 6/25/2023	1,002,919	1,010,124
[b]	Series 2013-81 Class FW, 0.45% (LIBOR 1 Month + 0.30%) due 1/25/2043	1,716,459	1,719,042
[b]	Series 2013-92 Class FA, 0.698% (LIBOR 1 Month + 0.55%) due 9/25/2043	1,176,760	1,188,100
	Federal National Mtg Assoc., Grantor Trust, Series 2017-T1 Class A, 2.898% due 6/25/2027	996,904	1,101,535
	Federal National Mtg Assoc., UMBS Collateral,
	Pool 252648, 6.50% due 5/1/2022	4,229	4,246
	Pool 342947, 7.25% due 4/1/2024	1,299	1,299
	Pool AB8442, 2.00% due 2/1/2028	2,131,275	2,228,556
	Pool AB8447, 2.50% due 2/1/2028	889,608	930,526
	Pool AE0704, 4.00% due 1/1/2026	958,564	1,019,533
	Pool AJ1752, 3.50% due 9/1/2026	886,817	943,728
	Pool AK6518, 3.00% due 3/1/2027	533,620	563,246
	Pool AK6768, 3.00% due 3/1/2027	917,490	966,052
	Pool AL6582, 3.50% due 4/1/2030	876,828	942,425
	Pool AL7801, 2.50% due 11/1/2030	2,987,003	3,156,852
	Pool AL9445, 3.00% due 7/1/2031	23,712	25,370
	Pool AL9821, 2.50% due 1/1/2032	3,334,218	3,544,895
	Pool AS4916, 3.00% due 5/1/2030	1,780,426	1,884,252
	Pool AS9733, 4.00% due 6/1/2047	1,807,298	2,018,017
	Pool AS9749, 4.00% due 6/1/2047	967,346	1,039,367
	Pool AU2669, 2.50% due 10/1/2028	937,926	984,807
	Pool AZ3778, 3.00% due 4/1/2030	2,475,516	2,620,151
	Pool BM4153, 3.00% due 6/1/2033	2,502,261	2,676,180
	Pool BM4864, 3.50% due 5/1/2033	1,539,936	1,661,180
	Pool BM5490, 3.50% due 11/1/2031	1,822,067	1,955,522
	Pool BP8943, 2.00% due 7/1/2035	1,603,707	1,677,825
	Pool BP9589, 2.50% due 8/1/2035	3,340,605	3,524,419
	Pool CA0200, 3.00% due 8/1/2032	1,602,661	1,733,628
	Pool CA0942, 2.50% due 12/1/2032	1,544,909	1,645,646
	Pool CA3904, 3.00% due 7/1/2034	3,637,637	3,954,678
	Pool CA4102, 3.50% due 8/1/2029	1,329,728	1,429,956
	Pool CA5271, 2.50% due 3/1/2035	1,793,621	1,918,143
	Pool CA5282, 3.00% due 3/1/2035	3,955,279	4,300,003
	Pool CA6862, 2.00% due 9/1/2035	1,936,032	2,049,835
	Pool CA7128, 2.00% due 9/1/2030	4,784,395	5,034,839
	Pool CA7470, 2.00% due 10/1/2035	3,446,395	3,648,978
	Pool CA7535, 1.50% due 10/1/2030	4,147,684	4,293,603
	Pool FM1126, 3.00% due 3/1/2033	2,439,008	2,591,512
	Pool FM1523, 2.50% due 8/1/2029	1,845,767	1,925,575
	Pool FM2831, 2.50% due 5/1/2032	2,609,595	2,766,798
	Pool FM3494, 2.50% due 4/1/2048	2,260,528	2,389,381
	Pool FM4948, 1.50% due 12/1/2035	1,094,645	1,129,233
	Pool MA1582, 3.50% due 9/1/2043	2,614,775	2,844,456
	Pool MA2353, 3.00% due 8/1/2035	1,323,118	1,400,282
	Pool MA2480, 4.00% due 12/1/2035	1,315,332	1,443,700
	Pool MA3465, 4.00% due 9/1/2038	994,124	1,064,915
	Pool MA3557, 4.00% due 1/1/2029	1,305,418	1,387,508
	Pool MA3681, 3.00% due 6/1/2034	966,140	1,013,556
	Pool MA3826, 3.00% due 11/1/2029	2,016,850	2,132,391
	Pool MA3896, 2.50% due 1/1/2035	239,266	249,621
	Pool MA3953, 2.50% due 3/1/2030	989,607	1,040,194
	Pool MA4012, 2.00% due 5/1/2035	3,398,004	3,555,049
	Pool MA4016, 2.50% due 5/1/2040	2,442,122	2,580,850
	Pool MA4042, 2.00% due 6/1/2035	4,063,124	4,250,909
	Pool MA4045, 2.00% due 6/1/2040	3,489,854	3,632,649

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	December 31, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Pool MA4095, 2.00% due 8/1/2035	$ 3,075,490	$ 3,217,629
	Pool MA4123, 2.00% due 9/1/2035	3,856,134	4,034,352
	Pool MA4148, 2.00% due 10/1/2030	966,565	1,012,509
	Pool MA4154, 1.50% due 10/1/2035	1,559,514	1,605,361
	Pool MA4155, 2.00% due 10/1/2035	1,557,884	1,629,884
	Pool MA4173, 2.00% due 11/1/2030	978,221	1,024,736
	Pool MA4178, 1.50% due 11/1/2035	1,971,202	2,029,152
	Government National Mtg Assoc.,
[b]	Pool 751392, 5.00% due 2/20/2061	2,343,155	2,432,334
[b]	Pool 894205, 2.25% (H15T1Y + 1.50%) due 8/20/2039	316,128	324,965
[b]	Pool MA0100, 2.875% (H15T1Y + 1.50%) due 5/20/2042	301,082	315,766
	Pool MA0907, 2.00% due 4/20/2028	1,186,511	1,242,794
	Government National Mtg Assoc., CMO,
	Series 2010-160 Class VY, 4.50% due 1/20/2022	116,572	117,919
	Series 2016-32 Class LJ, 2.50% due 12/20/2040	2,002,025	2,047,438
	Series 2017-186 Class VA, 3.00% due 2/20/2031	2,437,526	2,577,723
	Mortgage-Linked Amortizing Notes CMO, Series 2012-1 Class A10, 2.06% due 1/15/2022	307,920	311,459
	Total Mortgage Backed (Cost $245,297,634)		251,683,831
	Corporate Bonds — 1.0%
	Telecommunication Services — 1.0%
	Wireless Telecommunication Services — 1.0%
	Sprint Communications, Inc., 9.25% due 4/15/2022	3,500,000	3,864,070
			3,864,070
	Total Corporate Bonds (Cost $3,768,427)		3,864,070
	Short-Term Investments — 7.5%
[c]	State Street Institutional Treasury Money Market Fund Premier Class 0.01%	7,601,589	7,601,589
	United States Treasury Bill
	0.066% due 1/12/2021	4,000,000	3,999,919
	0.076% due 1/28/2021	4,000,000	3,999,772
	0.078% due 1/19/2021	4,000,000	3,999,845
	0.083% due 1/21/2021	4,000,000	3,999,816
	0.085% due 1/26/2021	4,000,000	3,999,764
	Total Short-Term Investments (Cost $27,600,705)		27,600,705
	Total Investments — 99.6% (Cost $358,626,815)		$366,794,585
	Other Assets Less Liabilities — 0.4%		1,350,930
	Net Assets — 100.0%		$368,145,515

Footnote Legend
a	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2020.
c	Rate represents the money market fund annualized seven-day yield at December 31, 2020.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
CMO	Collateralized Mortgage Obligation
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
REMIC	Real Estate Mortgage Investment Conduit
UMBS	Uniform Mortgage Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term U.S. Government Fund	December 31, 2020 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term U.S. Government Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently has seven classes of shares of beneficial interest: Class A, Class C, Class C2, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” and “Class R5”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.